Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
(US $ in thousands)
		Charges		Charges
		to		to
	Beginning	Costs and		Other		End of
	of year	Expenses		Accounts	Deductions	Year
Allowance for doubtful accounts(1):
Year ended December 31, 2012	$399	$46	$	-	$(414)	$31
Year ended December 31, 2013	31	30		-	(4)	57
Year ended December 31, 2014	57	74		-	(15)	116

Allowance for net deferred
tax assets:
Year ended December 31, 2012	$18,970	$-	$	-	$1,811	$20,781
Year ended December 31, 2013	20,781	-		-	63	20,844
Year ended December 31, 2014	20,844	-		-	(823)	20,021

(1)	Write-off, net of recoveries for the allowance for doubtful accounts.